Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	¥ 62,475	¥ 91,492
Investment securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	8,473	8,971
Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	23,967	45,660
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	1,480	11,096
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	22,487	34,564
Premises and equipment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	13,072	1,142
Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	1,706	11,433
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	15,257	24,286
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	274	12,687
Other assets | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (Losses) Nonrecurring Changes In Fair Value	¥ 14,983	¥ 11,599